Schedule of deferred revenue (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Deferred revenues		R$ 886,340	R$ 1,021,924
Current installment		(197,179)	(266,436)
Non-current portion		689,161	755,488
Banco Nacional De Desenvolvimento Economico E Social [Member]
Reserve Quantities [Line Items]
Subsidies granted		203
Subsidies granted outstanding		11,184	24,732
Services To Be Rendered Pre Paid [Member]
Reserve Quantities [Line Items]
Deferred revenues	[1]	118,795	189,482
Government Grants [Member]
Reserve Quantities [Line Items]
Deferred revenues	[2]	11,184	24,732
Prepaid Revenues [Member]
Reserve Quantities [Line Items]
Deferred revenues		8,522	11,163
Deferred Revenue On Sale Of Towers [Member]
Reserve Quantities [Line Items]
Deferred revenues	[3]	734,826	788,921
Contractual Liabilities [Member]
Reserve Quantities [Line Items]
Deferred revenues	[4]	R$ 13,013	R$ 7,626

[1]	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by clients.
[2]	Referring to the release of resources related to the financing line with BNDES (Investment Support Program-BNDES PSI). The sum of grants granted by BNDES up to December 31, 2021 is R$ 203 million and the outstanding amount on December 31, 2021 is R$ 11,184 (R$ 24,732 on December 31, 2020). This amount is being amortized by the lifespan of the asset being financed and appropriated in the group of “other net revenues (expenses)” (note 29).
[3]	Referring to the amount of revenue to be appropriated by the sale of the towers (note 16).
[4]	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.